Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible preferred stock, par value (in Dollars per share)		$ 0.0001
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		45,350,000	45,350,000
Common stock, shares issued		9,068,899	9,044,733
Common stock, shares outstanding		9,068,899	9,044,733
Common stock subject to possible redemption, par value (in Dollars per share)		$ 0.0001
Preferred stock, par value (in Dollars per share)		0.0001
Predecessor
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		45,350,000
Common stock, shares issued		9,068,899
Common stock, shares outstanding		9,068,899
Phoenix Biotech Acquisition Corp
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Convertible preferred stock Series Seed
Convertible preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized		5,155,703	5,155,703
Convertible preferred stock, shares issued		5,155,703	5,155,703
Convertible preferred stock, shares outstanding		5,155,703	5,155,703
Series Seed, aggregate liquidation preference (in Dollars)		$ 4,154,981
Common stock subject to possible redemption, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares		5,155,703	5,155,703
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Convertible preferred stock Series Seed | Predecessor
Convertible preferred stock, par value (in Dollars per share)		$ 0.0001
Convertible preferred stock, shares authorized		5,155,703
Convertible preferred stock, shares issued		5,155,703
Convertible preferred stock, shares outstanding		5,155,703
Series Seed, aggregate liquidation preference (in Dollars)		$ 4,154,981
Common stock subject to possible redemption, par value (in Dollars per share)		$ 0.0001
Common stock subject to possible redemption, shares		5,155,703
Preferred stock, par value (in Dollars per share)		$ 0.0001
Series A
Convertible preferred stock, shares authorized		24,614,402	24,614,402
Convertible preferred stock, shares issued		22,764,764	22,764,764
Convertible preferred stock, shares outstanding		22,764,764	22,764,764
Series Seed, aggregate liquidation preference (in Dollars)		$ 39,999,967
Common stock subject to possible redemption, shares		24,614,402	24,614,402
Series A | Predecessor
Convertible preferred stock, shares authorized		24,614,402
Convertible preferred stock, shares issued		22,764,764
Convertible preferred stock, shares outstanding		22,764,764
Series Seed, aggregate liquidation preference (in Dollars)		$ 39,999,967
Common stock subject to possible redemption, shares		24,614,402
Series C Convertible Preferred stock | Successor
Preferred stock, par value (in Dollars per share)	$ 0.0001
Preferred stock, shares authorized	2,853
Preferred stock, shares issued	2,853
Preferred stock, shares outstanding	2,853
Series A Convertible Preferred Stock | Successor
Preferred stock, par value (in Dollars per share)	$ 0.0001
Preferred stock, shares authorized	12,580
Preferred stock, shares issued	3,075
Preferred stock, shares outstanding	3,075
Series B Convertible Preferred Stock | Successor
Preferred stock, par value (in Dollars per share)	$ 0.0001
Preferred stock, shares authorized	626
Preferred stock, shares issued	486
Preferred stock, shares outstanding	486
Class A Common Stock | Successor
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	1,000,000,000
Common stock, shares issued	147,542,572
Common stock, shares outstanding	147,542,572
Class A Common Stock | Phoenix Biotech Acquisition Corp
Convertible preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized		764,957	1,288,298
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		60,000,000	60,000,000
Common stock, shares issued		5,481,250	885,000
Common stock, shares outstanding		5,481,250	885,000
Common stock subject to possible redemption, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares		764,957	1,288,298
Common stock subject to possible redemption value, price per share (in Dollars per share)		$ 11.03	$ 10.26
Preferred stock, par value (in Dollars per share)		0.0001	0.0001
Class B Common Stock | Phoenix Biotech Acquisition Corp
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		10,000,000	10,000,000
Common stock, shares issued		0	4,596,250
Common stock, shares outstanding		0	4,596,250